iCapital KKR Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2022

	Investment Style	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
INVESTMENT INTERESTS - 89.82%
CO-INVESTMENTS (a) - 28.86%
Durational Consumer SPV IV GP, L.P. (c) *	Buyout	Americas	$ 2,247,955	$ 2,070,584	0.37%	2/8/2022
Independence Energy Co-Invest L.P. (b) *	Buyout	Americas	9,180,867	4,392,675	0.78%	2/26/2018
KKR Atlantic Co-Invest L.P. *	Buyout	Americas	10,000,000	10,000,000	1.78%	7/22/2022
KKR Banff Co-Invest L.P. *	Buyout	Americas	10,000,000	18,000,000	3.21%	9/28/2018
KKR Byzantium Infrastructure Co-Invest L.P. *	Infrastructure	Europe	6,435,450	6,288,335	1.12%	10/3/2017
KKR Cape Co-Invest L.P. *	Growth	Americas	5,000,000	5,000,000	0.89%	11/12/2021
KKR Caribou Co-Invest L.P. *	Growth	Americas	525,000	-	0.00%	2/26/2018
KKR Enterprise Co-Invest AIV B L.P. *	Buyout	Americas	2,294,701	2,727,856	0.49%	7/14/2020
KKR Enterprise Co-Invest L.P. *	Buyout	Americas	20,000,000	-	0.00%	9/6/2018
KKR Gamma Co-Invest L.P. *	Growth	Americas	3,000,000	3,000,000	0.53%	8/29/2022
KKR Olympus Co-Invest, L.P. *	Buyout	Europe	5,000,000	5,000,000	0.89%	3/21/2022
KKR Pegasus Co-Invest L.P. *	Buyout	Europe	5,098,500	5,352,500	0.95%	7/7/2022
KKR Prosvasi 2022 L.P. *	Buyout	Global	38,098,800	38,476,764	6.85%	10/26/2022
KKR Renovate Co-Invest L.P. *	Buyout	Asia	5,000,000	5,000,000	0.89%	3/21/2022
KKR Sigma Co-Invest L.P. *	Buyout	Europe	7,500,000	10,767,903	1.92%	6/11/2018
KKR Sprint Co-Invest L.P.	Buyout	Europe	2,901,000	3,211,500	0.57%	9/27/2022
LC Sports Pte. Ltd. (c) *	Buyout	Asia	2,282,797	1,801,846	0.32%	11/2/2018
Nutraceutical Investco LP (c) *	Buyout	Americas	1,489,378	1,494,744	0.27%	7/15/2019
Uno Co-Invest L.P. *	Buyout	Americas	15,000,000	37,500,000	6.68%	6/7/2017
WestCap Hopper 2021 Co-Invest, LLC (c) *	Growth	Americas	1,536,175	1,943,142	0.35%	9/23/2021
TOTAL CO-INVESTMENTS			$ 152,590,623	$ 162,027,849	28.86%

INVESTMENT FUNDS (a) - 60.37%
PRIMARY INVESTMENTS - 36.74%
Bridge Growth Partners (Parallel), L.P. (c) *	Growth	Americas	$ 887,709	$ 1,336,347	0.24%	2/23/2016
KKR Americas Fund XII L.P.	Buyout	Americas	62,444,400	82,788,622	14.74%	3/31/2017
KKR Asian Fund III L.P.	Buyout	Asia	48,115,103	66,341,723	11.81%	3/31/2017
KKR European Fund IV, L.P. *	Buyout	Europe	3,221,242.00	3,880,161	0.69%	12/17/2015
KKR European Fund V, L.P. SCSp	Buyout	Europe	25,362,686	26,478,844	4.72%	11/5/2018
KKR Health Care Strategic Growth Fund L.P. *	Growth	Americas	11,529,557	13,716,668	2.44%	8/4/2017
KKR Next Generation Technology Growth Fund II SCSp (b)	Growth	Americas	4,656,159	5,634,859	1.00%	7/11/2019
L Catterton Asia 3 LP (c) *	Buyout	Asia	1,785,399	1,119,832	0.20%	12/4/2018
Oak Hill Capital Partners IV, L.P. (c) *	Buyout	Americas	583,582	610,682	0.11%	3/31/2017
Providence Strategic Growth Europe L.P. (b,c)	Growth	Europe	949,057	1,165,162	0.21%	11/11/2019
RB Equity Fund II-A, L.P. (c) *	Growth	Americas	974,287	1,309,013	0.24%	12/3/2018
The Resolute Fund IV, L.P. (c)	Buyout	Americas	823,917	1,933,481	0.34%	9/28/2018
TOTAL PRIMARY INVESTMENTS			161,333,098	206,315,394	36.74%

SECONDARY INVESTMENTS - 23.63%
AEA EXC CF L.P. (c) *	Buyout	Americas	4,481,813	4,616,434	0.81%	8/11/2022
Artisan Partners Asset Management, Inc. TRA (c,d)	Credit	Americas	2,685,753	3,104,038	0.55%	10/12/2018
Bain Capital Empire Holdings, L.P. (c) *	Growth	Americas	4,290,104	4,342,779	0.77%	6/29/2018
Charles River Partnership XIII, L.P. (c) *	Growth	Americas	29,180	230,742	0.04%	6/29/2018
Eurazeo Capital IV A SCSp (c)	Buyout	Europe	2,411,794	3,075,377	0.55%	1/28/2019
Eurazeo Capital IV D SCSp (c)	Buyout	Europe	923,029	547,804	0.10%	1/28/2019
Foundation Capital V L.P. (c) *	Growth	Americas	3,410	188,416	0.03%	6/29/2018
Foundation Capital VI L.P. (c) *	Growth	Americas	161,147	271,784	0.05%	6/29/2018
Foundation Capital VII L.P. (c) *	Growth	Americas	580,590	1,185,994	0.21%	6/29/2018
Foundation Capital VIII L.P. (c) *	Growth	Americas	717,895	2,747,413	0.49%	6/29/2018
GA Continuity I GP, L.P.	Buyout	Americas	3,941,534	4,490,000	0.80%	6/22/2021
Icon Partners V, L.P. (c) *	Buyout	Americas	4,444,444	4,706,168	0.84%	12/22/2021
KKR 2006 Fund L.P .	Buyout	Americas	8,695,589	(3,075)	0.00%	12/31/2015
KKR 2006 Fund (Overseas) L.P.	Buyout	Americas	7,741,344	384,339	0.07%	12/31/2015
KKR Asian Fund L.P. *	Buyout	Asia	1,757,641	(202,850)	-0.04%	12/29/2016
KKR Asian Fund (Ireland III MIT) I L.P. *	Buyout	Asia	1,088,708	249,125	0.04%	12/29/2016
KKR Asian Fund II Private Investors Offshore, L.P. (c)	Buyout	Asia	3,254,861	1,683,941	0.30%	9/30/2017
KKR China Growth Fund, L.P. *	Growth	Asia	12,516,928	5,601,835	1.00%	6/29/2018
KKR European Fund III, L.P. *	Buyout	Europe	2,323,175	881,063	0.16%	12/31/2015
KKR Gaudi Investors L.P. *	Buyout	Europe	8,626,190	9,202,576	1.64%	5/4/2017
KKR Indigo Equity Partners A L.P. (b) *	Buyout	Americas	15,198,047	15,137,624	2.70%	6/8/2022
KKR Lending Partners II L.P. (b)	Credit	Americas	1,883,692	743,638	0.13%	3/31/2017
KKR North America Fund XI L.P. (b)	Buyout	Americas	14,971,091	10,865,878	1.93%	10/29/2015
KKR North America Fund XI (Wave) L.P. (b) *	Buyout	Americas	1,158,120	407,767	0.07%	10/29/2015
KKR Real Estate Partners Americas II L.P.	Real Estate	Americas	15,694,747	11,922,500	2.12%	5/31/2018
L Catterton VIII Offshore, L.P. (b,c)	Buyout	Americas	2,649,846	2,676,775	0.48%	9/27/2019
Lime Rock Partners IV AF, L.P. (c)	Buyout	Americas	4,852,337	9,138,925	1.63%	6/21/2018
Menlo Ventures IX LP *	Growth	Americas	38,532	66,401	0.01%	12/31/2017
Menlo Ventures X LP *	Growth	Americas	2,493,985	153,001	0.03%	12/31/2017

iCapital KKR Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
	Investment Style	Geographic Region	Cost	Fair Value	% of Net Assets		Initial Acquisition Date
SECONDARY INVESTMENTS (Continued) - 23.63%
Menlo Ventures XI LP *	Growth	Americas	5,016,768	1,065,499	0.19%		12/31/2017
Oak Hill Capital Partners III, L.P. (c)	Buyout	Americas	729,608	4,835	0.00%	**	3/17/2017
Orchid Asia III, L.P. (c)	Buyout	Asia	772,348	278,603	0.05%		8/15/2016
Pegasus WSJLL Fund, L.P. (c) *	Buyout	Americas	5,138,971	5,755,894	1.02%		12/14/2021
Pueblo Co-Invest-A LP (c)	Growth	Americas	3,006,934	6,395,572	1.14%		6/25/2019
RB Equity Fund I-A LP (c) *	Growth	Americas	3,357,498	8,451,778	1.51%		12/31/2018
The Resolute Fund II Continuation Fund, L.P. (c)	Buyout	Americas	3,211,776	4,527,858	0.81%		8/31/2018
Warburg Pincus XI (Asia), L.P. (c) *	Growth	Asia	6,902,405	4,920,499	0.88%		9/30/2017
WP DVT, L.P. (c) *	Buyout	Americas	2,072,750	2,128,415	0.38%		3/11/2022
Yorktown Energy Partners IX, L.P (b,c)	Buyout	Americas	285,406	184,825	0.03%		9/30/2018
Yorktown Energy Partners VIII, L.P (b,c)	Buyout	Americas	505,170	230,330	0.04%		9/30/2018
Yorktown Energy Partners X, L.P (b,c)	Buyout	Americas	458,499	326,894	0.07%		9/30/2018
TOTAL SECONDARY INVESTMENTS			161,073,659	132,687,414	23.63%

TOTAL INVESTMENT FUNDS			$ 322,406,757	$ 339,002,808	60.37%

EQUITY INVESTMENTS - 0.59%	Shares
PREFERRED STOCKS (a) - 0.59%
FINANCIAL - 0.36%
New York Digital Investment Group, LLC (b,c) *	74	Americas	$ 2,000,000	$ 2,000,000	0.36%		2/25/2022

INFORMATION TECHNOLOGY - 0.23%
InvestX DSF Holdings XXIII LLC (c) *	2,000,000	Americas	2,081,171	1,329,743	0.23%		2/16/2022

TOTAL PREFERRED STOCKS			$ 4,081,171	$ 3,329,743	0.59%

TOTAL INVESTMENT INTERESTS			$ 479,078,551	$ 504,360,400	89.82%

SHORT-TERM INVESTMENT - 11.20%
MONEY MARKET FUND - 11.20%
Fidelity Treasury Portfolio - Class I 2.82%^^ (b)			$ 62,900,095	$ 62,900,095	11.20%		8/24/2022
TOTAL SHORT-TERM INVESTMENTS			$ 62,900,095	$ 62,900,095	11.20%

TOTAL INVESTMENTS - 101.02% (Cost - $ 541,978,646) (e)				$ 567,260,495
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.02%)				(5,709,014)
NET ASSETS - 100.00%				$ 561,551,481

* Non-income producing.
** Rounds to less than 0.005%
^ Common stock received as an in-kind distribution from Yorktown Energy Partners VII, L.P., Yorktown Energy Partners VIII, L.P. and Yorktown Energy Partners IX, L.P.
^^ Yield disclosed is the seven day effective yield as of December 31, 2022.
(a) Securities restricted to resale represents $504,360,400 or 89.78% of net assets.
(b) All or part of these investments are holdings of iKF, LLC, a wholly-owned subsidiary of the Fund.
(c) The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(d) Artisan Partners Asset Management TRA - A tax receivable agreement (“TRA”) with Artisan Partners Asset Management (NYSE: APAM) was acquired from a private equity fund in a secondary transaction
(e) The fair value of total investments consists of the following regions (excluding short-term investments):

		Cost	Fair Value	% of Net Assets
	Americas	$ 286,751,438	$ 303,237,857	54.00%
	Asia	83,476,190	86,794,554	15.46%
	Global	38,098,800	38,476,764	6.85%
	Europe	70,752,123	75,851,225	13.51%
	Total Investments	$ 479,078,551	$ 504,360,400	89.82%